Employee Benefit Plans (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Defined Contribution Plan, Maximum Annual Contributions Per Employee, Percent	15.00%
Defined Contribution Plan, Employer Contributions, Vesting Period	5 years
Defined Contribution Plan, Cost Recognized	$ 605	$ 538	$ 445
Defined Benefit Plan, Benefit Obligation	8,465	8,084
Defined Benefit Plan, Net Periodic Benefit Cost	(45)	(39)
Defined Benefit Plan, Benefits Paid	577	238
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	509
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	498
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	489
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	478
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	480
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	2,253
Change in Projected Benefit Obligation from Change in Projected Discount Rate	480
Defined Benefit Plan, Accumulated Benefit Obligation	$ 8,465	8,084
Defined Benefit Plan, Plan Assets, Target Allocation, Long-term Growth, Percentage	97.00%
Defined Benefit Plan, Plan Assets, Target Allocation, Short-term Growth, Percentage	3.00%
Accumulated Postretirement Benefit Obligation	$ 1,142	976
Supplemental Employee Retirement Plan, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	3,360	3,575
Pension and Other Postretirement Benefit Expense	301	174	122
Cash Surrender Value of Life Insurance	37,060	36,133
Defined Benefit Plan, Net Periodic Benefit Cost	168	26	89
Multiemployer Plans, Postretirement Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Net Periodic Benefit Cost	46	54	48
Defined Benefit Plan, Contributions by Employer	$ 46	$ 54	$ 48
Defined Benefit Plan, Percentage of Plan Funded	89.00%	80.00%
Defined Benefit Plan, Contribution Percentage	5.00%
Minimum [Member] | Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	0.00%
Minimum [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	40.00%
Minimum [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	40.00%
Minimum [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	0.00%
Maximum [Member] | Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	20.00%
Maximum [Member] | Equity Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	60.00%
Maximum [Member] | Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	60.00%
Maximum [Member] | Other Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Plan Assets, Target Allocation, Percentage	5.00%
Delaware Bancshares, Inc. [Member] | Director Fee Deferral and Continuation Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Benefit Obligation	$ 331	$ 413
Pension and Other Postretirement Benefit Expense	$ 9	$ 1
Delaware Bancshares, Inc. [Member] | Director Fee Deferral and Continuation Plan [Member] | Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Payment Period	5 years
Delaware Bancshares, Inc. [Member] | Director Fee Deferral and Continuation Plan [Member] | Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit Payment Period	15 years